Accumulated retained earnings (Tables)	12 Months Ended
Dec. 31, 2021
Accumulated Retained Earnings
Schedule of accumulated retained earnings and reserves of entities accounted for using the equity method
The detail of Accumulated retained earnings and Reserves of entities accounted for using the equity method is as follows:

EUR million
	2021	2020	2019
Restricted reserves	2,543	2,460	2,595
Legal reserve	1,734	1,734	1,662
Own shares	755	672	879
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	11	11	11
Unrestricted reserves	4,243	10,422	10,664
Voluntary reserves*	6,123	6,128	4,603
Consolidation reserves attributable to the Bank	(1,880)	4,294	6,061
Reserves of subsidiaries	47,438	47,601	43,449
Reserves of entities accounted for using the equity method	1,572	1,504	1,210
	55,796	61,987	57,918
*    In accordance with the commercial regulations in force in Spain.

Schedule of reserves of subsidiaries based on the companies' contribution to the Group
The detail, by company, of Reserves of subsidiaries, based on the companies’ contribution to the Group (considering the effect of consolidation adjustments) is as follows:

EUR million
	2021	2020	2019
Banco Santander (Brasil) S.A. (Consolidated Group)	14,325	14,067	12,400
Santander UK Group	8,558	8,447	8,079
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	4,913	4,230	3,810
Santander Consumer Finance Group	4,753	4,186	4,012
Banco Santander - Chile	3,502	3,404	3,116
Banco Santander Totta, S.A. (Consolidated Group)	3,194	2,960	2,823
Group Santander Holdings USA	2,940	4,793	4,528
Banco Santander Río S.A.	2,318	2,161	1,895
Santander Bank Polska S.A.	1,990	1,748	1,738
Santander Investment, S.A.	1,307	1,335	146
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	869	695	823
Banco Santander International SA (former Banco Santander (Suisse) SA)	277	247	348
Other companies and consolidation adjustments	(1,508)	(672)	(269)
	47,438	47,601	43,449
Of which, restricted	3,392	3,155	3,193